UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08041

ATLAS INSURANCE TRUST
(Exact name of registrant as specified in charter)
794 Davis Street, San Leandro, California	94577
(Address of principal executive offices)	(Zip code)

W. Lawrence Key Atlas Insurance Trust 794 Davis Street San Leandro, California 94577
(Name and address of agent for service)

Registrant's telephone number, including area code:	(510)297-7444

Date of fiscal year end:	12/31

Date of reporting period:	07/01/06 - 06/30/07

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

ATLAS BALANCED GROWTH PORTFOLIO

The portfolio invests all of its assets in other Atlas mutual funds: American Enterprise Bond Fund, Balanced Fund, Emerging Growth Fund; Global Growth Fund; Growth Opportunities Fund; Money Market Fund; S&P 500 Index Fund, Strategic Growth Fund; Strategic Income Fund; U.S. Government and Mortgage Securities Fund and Value Fund. The proxy voting record for the underlying Atlas Funds can be found in the Atlas Funds Form N-PX, which will be available on the Securities and Exchange Commission’s website (www.sec.gov) by August 31, 2006. Atlas Funds’ CIK # is 0000830144.

======================= ATLAS BALANCED GROWTH PORTFOLIO ========================

ATLAS STRATEGIC INCOME FUND

Ticker:       ATSAX          Security ID:  049172711
Meeting Date: FEB 27, 2007   Meeting Type: Special
Record Date:  NOV 30, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Investment Advisory Agreement     For       For        Management
2     Other Business                            For       Against    Management

--------------------------------------------------------------------------------

ATLAS GLOBAL GROWTH FUND

Ticker:       AGRAX          Security ID:  049172737
Meeting Date: FEB 27, 2007   Meeting Type: Special
Record Date:  NOV 30, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger of Funds                   For       For        Management
2     Approve Investment Advisory Agreement     For       For        Management
3     Other Business                            For       Against    Management

--------------------------------------------------------------------------------

ATLAS DUAL FOCUS FUND

Ticker:                      Security ID:  049172869
Meeting Date: FEB 27, 2007   Meeting Type: Special
Record Date:  NOV 30, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Reorganization of Funds           For       For        Management
2     Approve Investment Advisory Agreement     For       For        Management
3     Other Business                            For       Against    Management

--------------------------------------------------------------------------------

ATLAS AMERICAN ENTERPRISE BOND FUND

Ticker:                      Security ID:  049172620
Meeting Date: FEB 27, 2007   Meeting Type: Special
Record Date:  NOV 30, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Reorganization of Funds           For       For        Management
2     Approve Investment Advisory Agreement     For       For        Management
3     Other Business                            For       Against    Management

--------------------------------------------------------------------------------

ATLAS EMERGING GROWTH FUND

Ticker:       ATEAX          Security ID:  049172687
Meeting Date: FEB 27, 2007   Meeting Type: Special
Record Date:  NOV 30, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Reorganization of Funds           For       For        Management
2     Approve Investment Advisory Agreement     For       For        Management
3     Other Business                            For       Against    Management

--------------------------------------------------------------------------------

ATLAS VALUE FUND

Ticker:                      Security ID:  049172646
Meeting Date: FEB 27, 2007   Meeting Type: Special
Record Date:  NOV 30, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger of Funds                   For       For        Management
2     Approve Investment Advisory Agreement     For       For        Management

--------------------------------------------------------------------------------

ATLAS MONEY MARKET FUND

Ticker:                      Security ID:  049172653
Meeting Date: FEB 27, 2007   Meeting Type: Special
Record Date:  NOV 30, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger of Funds                   For       For        Management
2     Approve Investment Advisory Agreement     For       For        Management

--------------------------------------------------------------------------------

ATLAS STRATEGIC GROWTH FUND

Ticker:                      Security ID:  049172851
Meeting Date: FEB 27, 2007   Meeting Type: Special
Record Date:  NOV 30, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger of Funds                   For       For        Management
2     Approve Investment Advisory Agreement     For       For        Management

--------------------------------------------------------------------------------

ATLAS STRATEGIC INCOME FUND

Ticker:       ATSAX          Security ID:  049172711
Meeting Date: MAR 23, 2007   Meeting Type: Special
Record Date:  DEC 29, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger of Funds                   For       For        Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ATLAS INSURANCE TRUST

By (Signature and Title)*	/s/ W. Lawrence Key
W. Lawrence Key, President and Chief Operating Officer

Date	August 2, 2007

*Print the name and title of each signing officer under his or her signature.